Fair Value Measurements - Changes in Fair Value of Warrant Liabilities (Details)	4 Months Ended
Dec. 31, 2025 USD ($)
Private Placement [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of August 28, 2025(Recognition of warrant liabilities assumed in the Business Combination)	$ 4,406,077
Warrants exercised for common shares	(1,847,454)
Change in fair value of warrant liabilities	1,109,813
Fair value as of December 31, 2025	3,668,436
Public [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of August 28, 2025(Recognition of warrant liabilities assumed in the Business Combination)	9,340,070
Warrants exercised for common shares	(75,302)
Change in fair value of warrant liabilities	2,058,278
Fair value as of December 31, 2025	11,323,046
Warrant Liabilities [Member]
Changes in Fair Value of Warrant Liabilities [Line Items]
Fair value as of August 28, 2025(Recognition of warrant liabilities assumed in the Business Combination)	13,746,147
Warrants exercised for common shares	(1,922,756)
Change in fair value of warrant liabilities	3,168,091
Fair value as of December 31, 2025	$ 14,991,482